Cover	Dec. 16, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-40087
Entity Registrant Name	Property Solutions Acquisition Corp. II.
Entity Central Index Key	0001833235
Entity Tax Identification Number	85-3851769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	654 Madison Avenue
Entity Address, Address Line Two	Suite 1009
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	646
Local Phone Number	502-9845
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, and one-fourth of one Warrant to acquire one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, and one-fourth of one Warrant to acquire one share of Class A Common Stock
Trading Symbol	PSAGU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PSAG
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	PSAGW
Security Exchange Name	NASDAQ